UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Todd B. Martin
Title:  Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Todd B. Martin
   Elkhart, Indiana
   November 6, 2002

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     29 items

Form 13F Information Table Value Total:  $216,785 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

        Column 1       Column 2  Column 3     Column 4           Column 5         Column 6  Column 7           Column 8

                       Title                  Value      Shrs Or    Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer     of Class  Cusip        (X$1000)   Prn Amt    Prn  Call Discretion  Managers  Sole       Shared  None

AMERICAN
  EXPRESS CO.         COM      025816109    1,024      32,850                 SOLE                32,850
BERKSHIRE
  HATHAWAY - B        COM      084670207   10,683       4,334                 SOLE                 4,217                117
CLAYTON HOMES         COM      184190106   22,387   2,038,890                 SOLE             1,980,390             58,500
CLEAR CHANNEL
 COMMUNICATIONS,
 INC.                COM       184502102      250       7,200                 SOLE                 7,200
DOLLAR GENERAL
  CORP                COM      256669102   22,863   1,703,680                 SOLE             1,660,750             42,930
DOVER CORP.           COM      260003108   14,523     572,215                 SOLE               556,810             15,405
EMMIS
  COMMUNICATIONS
  CL A                COM      291525103   27,680   1,456,855                 SOLE             1,420,110             36,745
FRANKLIN
  ELECTRIC            COM      353514102      333       7,800                 SOLE                 7,800
GAP STORES            COM      364760108   12,549   1,156,595                 SOLE             1,127,295             29,300
GENERAL ELECTRIC      COM      369604103      441      17,900                 SOLE                17,900
HON INDUSTRIES        COM      438092108   19,186     753,860                 SOLE               734,575             19,285
INTEL CORP.           COM      458140100      242      17,400                 SOLE                17,400
KAYDON CORP.          COM      486587108      639      31,900                 SOLE                31,700                200
KEYCORP               COM      493267108      223       8,946                 SOLE                 8,946
LAMAR
  ADVERTISING CO      COM      512815101   23,766     783,070                 SOLE               763,200             19,870
LEGGETT
  AND PLATT           COM      524660107   16,093     813,185                 SOLE               792,050             21,135
MCDONALD'S CORP.      COM      580135101   13,153     744,775                 SOLE               727,710             17,065
MERCK & CO.           COM      589331107      366       8,000                 SOLE                 8,000
MERCURY GENERAL       COM      589400100    7,893     184,422                 SOLE               181,042              3,380
MICROSOFT CORP.       COM      594918104      507      11,600                 SOLE                11,600
MUELLER
  INDUSTRIES, INC.    COM      624756102      296      11,422                 SOLE                11,422
NISOURCE INC          COM      65473P105      181      10,500                 SOLE                10,500
PEPSICO, INC.         COM      713448108      277       7,500                 SOLE                 7,500
SKYLINE
  CORPORATION         COM      830830105      296      10,900                 SOLE                10,900
TORCHMARK             COM      891027104      206       6,000                 SOLE                 6,000
UNION
  ACCEPTANCE
  CORP CL A           COM      904832102    2,851     707,476                 SOLE               693,776             13,700
WABASH
  NATIONAL CORP.      COM      929566107    2,305     426,147                 SOLE               409,260             16,887
WALT DISNEY
  HOLDING COMPANY     COM     254687106    14,962     988,275                 SOLE               960,450             27,825
WELLS FARGO & CO      COM     949746101       607      12,600                 SOLE                12,600